SUBSIDIARIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Apr. 12, 2011	Dec. 31, 2010	Dec. 31, 2009
Entity Listings [Line Items]
Ownership percentage (in hundredths)	100.00%
ASSETS
Cash	$ 66,327,000	$ 49,218,000		$ 53,558,000	$ 33,846,000
Restricted cash	190,523,000	185,270,000
Vessels and equipment	707,147,000	662,021,000
Total assets	1,510,974,000	1,437,813,000		1,407,810,000
LIABILITIES AND EQUITY
Accrued liabilities	26,530,000	12,448,000
Current portion of long-term debt	64,822,000	49,906,000
Amounts due to related parties	4,429,000	0
Long-term debt	639,697,000	350,668,000
Total liabilities	1,269,430,000	1,139,780,000		1,030,870,000
Total equity	241,544,000	298,033,000	386,375,000	376,940,000	388,189,000
Total liabilities and equity	1,510,974,000	1,437,813,000
Faraway Maritime Shipping Company [Member]
Entity Listings [Line Items]
Ownership percentage (in hundredths)	60.00%
PT Pesona [Member]
Entity Listings [Line Items]
Percentage owned by third party (in hundredths)	51.00%
PTGI [Member]
ASSETS
Cash	3,979,000	0
Restricted cash	5,474,000	0
Vessels and equipment	375,443,000	0
Other assets	6,335,000	11,000,000
Total assets	391,231,000	11,000,000
LIABILITIES AND EQUITY
Accrued liabilities	31,778	0
Current portion of long-term debt	14,300	0
Amounts due to related parties	199,891	0
Long-term debt	140,700	0
Other liabilities	1,335	0
Total liabilities	388,004	0
Total equity	3,227	11,000
Total liabilities and equity	$ 391,231	$ 11,000